PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 46,626	$ 51,960	$ 50,833
Mining machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 46,626	$ 51,960	$ 50,833